Schedule of Investments (unaudited)
July 31, 2025
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.8%
Boeing Co. (The)(a)	30,502	$ 6,766,564
General Dynamics Corp.	9,914	3,089,302
General Electric Co.	10,413	2,822,756
L3Harris Technologies, Inc.	4,010	1,102,028
Lockheed Martin Corp.	8,181	3,444,037
Northrop Grumman Corp.	5,900	3,401,999
RTX Corp.	54,424	8,575,590
Textron, Inc.	4,712	366,452
		29,568,728
Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc.	5,515	641,064
FedEx Corp.	9,207	2,057,672
United Parcel Service, Inc., Class B	29,785	2,566,276
		5,265,012
Automobile Components — 0.1%
Aptiv PLC(a)	9,364	642,745
Automobiles — 0.4%
Ford Motor Co.	160,754	1,779,547
General Motors Co.	39,480	2,105,863
Rivian Automotive, Inc., Class A(a)(b)	30,978	398,687
		4,284,097
Banks — 7.6%
Bank of America Corp.	279,227	13,199,060
Citigroup, Inc.	76,914	7,206,842
Citizens Financial Group, Inc.	18,110	864,209
East West Bancorp, Inc.	5,659	567,315
Fifth Third Bancorp	27,076	1,125,549
First Citizens BancShares, Inc., Class A	160	319,162
Huntington Bancshares, Inc.	58,664	963,849
JPMorgan Chase & Co.	114,121	33,807,205
KeyCorp	38,300	686,336
M&T Bank Corp.	6,799	1,282,971
PNC Financial Services Group, Inc. (The)	16,236	3,089,224
Regions Financial Corp.	35,345	895,289
Truist Financial Corp.	53,301	2,329,787
U.S. Bancorp	63,456	2,852,982
Wells Fargo & Co.	134,370	10,834,253
		80,024,033
Beverages — 2.1%
Brown-Forman Corp., Class A	1,100	31,504
Brown-Forman Corp., Class B, NVS	6,705	193,439
Coca-Cola Co. (The)	159,634	10,837,552
Constellation Brands, Inc., Class A	6,184	1,032,975
Keurig Dr. Pepper, Inc.	49,718	1,623,293
PepsiCo, Inc.	56,170	7,746,966
Primo Brands Corp., Class A	8,355	230,682
		21,696,411
Biotechnology — 3.0%
AbbVie, Inc.	72,131	13,634,202
Amgen, Inc.	21,952	6,478,035
Biogen, Inc.(a)	5,834	746,752
BioMarin Pharmaceutical, Inc.(a)	2,202	127,386
Gilead Sciences, Inc.	50,880	5,713,315
Incyte Corp.(a)	6,573	492,252
Regeneron Pharmaceuticals, Inc.	4,230	2,307,296
United Therapeutics Corp.(a)	1,683	462,320
Vertex Pharmaceuticals, Inc.(a)	2,829	1,292,485
		31,254,043
Security	Shares	Value
Broadline Retail — 4.6%
Amazon.com, Inc.(a)	197,868	$ 46,322,878
Coupang, Inc., Class A(a)	16,531	486,507
eBay, Inc.	12,519	1,148,618
		47,958,003
Building Products — 0.4%
Allegion PLC	1,496	248,216
Builders FirstSource, Inc.(a)	4,610	586,069
Carrier Global Corp.	16,640	1,141,837
Johnson Controls International PLC	7,959	835,695
Masco Corp.	5,000	340,650
Owens Corning	3,473	484,241
Trane Technologies PLC	2,561	1,121,923
		4,758,631
Capital Markets — 4.2%
Ameriprise Financial, Inc.	1,852	959,688
Bank of New York Mellon Corp. (The)	14,387	1,459,561
BlackRock, Inc.(c)	5,676	6,277,713
Blackstone, Inc., Class A	9,829	1,700,024
Carlyle Group, Inc. (The)	8,800	533,808
Charles Schwab Corp. (The)	31,392	3,067,940
CME Group, Inc., Class A	14,685	4,086,542
Goldman Sachs Group, Inc. (The)	12,748	9,224,325
Intercontinental Exchange, Inc.	10,276	1,899,313
KKR & Co., Inc., Class A	13,937	2,042,886
Morgan Stanley	50,788	7,235,259
Northern Trust Corp.	7,914	1,028,820
Raymond James Financial, Inc.	3,692	617,044
S&P Global, Inc.	3,722	2,051,194
State Street Corp.	11,723	1,310,045
T Rowe Price Group, Inc.	9,081	921,267
		44,415,429
Chemicals — 1.5%
Air Products & Chemicals, Inc.	9,076	2,612,799
CF Industries Holdings, Inc.	6,832	634,215
Corteva, Inc.	10,492	756,788
Dow, Inc.	19,084	444,466
DuPont de Nemours, Inc.	9,922	713,392
Ecolab, Inc.	2,650	693,664
International Flavors & Fragrances, Inc.	4,970	353,019
Linde PLC	12,620	5,808,481
LyondellBasell Industries NV, Class A	10,516	609,192
PPG Industries, Inc.	9,233	974,081
RPM International, Inc.	2,497	293,173
Sherwin-Williams Co. (The)	3,893	1,288,116
Westlake Corp.	823	65,264
		15,246,650
Commercial Services & Supplies — 0.2%
Republic Services, Inc.	2,712	625,523
Veralto Corp.	3,169	332,206
Waste Management, Inc.	6,072	1,391,460
		2,349,189
Communications Equipment — 1.2%
Cisco Systems, Inc.	162,359	11,053,401
F5, Inc.(a)	799	250,422
Motorola Solutions, Inc.	2,140	939,417
		12,243,240
Construction & Engineering — 0.0%
AECOM	1,667	187,938

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction Materials — 0.3%
CRH PLC	27,743	$ 2,648,069
Martin Marietta Materials, Inc.	1,275	732,972
		3,381,041
Consumer Finance — 0.9%
American Express Co.	9,540	2,855,417
Capital One Financial Corp.	25,919	5,572,585
Synchrony Financial	8,398	585,089
		9,013,091
Consumer Staples Distribution & Retail — 2.1%
BJ’s Wholesale Club Holdings, Inc.(a)	1,472	155,885
Costco Wholesale Corp.	5,814	5,463,067
Dollar General Corp.	8,920	935,708
Dollar Tree, Inc.(a)	8,381	951,662
Kroger Co. (The)	25,117	1,760,702
Performance Food Group Co.(a)	1,887	189,455
Sysco Corp.	12,666	1,008,214
Target Corp.	18,572	1,866,486
U.S. Foods Holding Corp.(a)	3,270	272,489
Walmart, Inc.	92,546	9,067,657
		21,671,325
Containers & Packaging — 0.4%
Amcor PLC	93,928	878,227
Avery Dennison Corp.	2,016	338,224
Ball Corp.	5,250	300,615
International Paper Co.	21,174	989,673
Packaging Corp. of America	3,680	713,000
Smurfit WestRock PLC	21,242	942,720
		4,162,459
Distributors — 0.1%
Genuine Parts Co.	5,726	737,967
Diversified Consumer Services — 0.0%
Service Corp. International	1,728	131,864
Diversified REITs — 0.1%
WP Carey, Inc.	9,001	577,504
Diversified Telecommunication Services — 1.5%
AT&T Inc.	293,148	8,035,186
Verizon Communications, Inc.	171,922	7,351,385
		15,386,571
Electric Utilities — 2.9%
Alliant Energy Corp.	10,378	674,674
American Electric Power Co., Inc.	21,055	2,382,163
Constellation Energy Corp.	6,166	2,144,781
Duke Energy Corp.	31,473	3,828,376
Edison International	15,601	813,124
Entergy Corp.	18,229	1,648,449
Evergy, Inc.	9,333	660,776
Eversource Energy	14,441	954,550
Exelon Corp.	41,306	1,856,292
FirstEnergy Corp.	21,238	907,075
NextEra Energy, Inc.	83,739	5,950,493
NRG Energy, Inc.	4,809	804,065
PG&E Corp.	89,002	1,247,808
PPL Corp.	15,967	569,862
Southern Co. (The)	44,541	4,208,234
Xcel Energy, Inc.	23,512	1,726,721
		30,377,443
Electrical Equipment — 0.5%
Eaton Corp. PLC	8,177	3,145,855
Security	Shares	Value
Electrical Equipment (continued)
Emerson Electric Co.	10,899	$ 1,585,914
Rockwell Automation, Inc.	1,925	677,042
		5,408,811
Electronic Equipment, Instruments & Components — 0.4%
CDW Corp.	3,541	617,480
Corning, Inc.	13,922	880,427
Flex Ltd.(a)	8,577	427,735
Jabil, Inc.	1,671	372,917
Keysight Technologies, Inc.(a)	2,152	352,734
TE Connectivity PLC	5,993	1,233,060
Teledyne Technologies, Inc.(a)	557	306,918
Trimble, Inc.(a)	2,781	233,298
Zebra Technologies Corp., Class A(a)	701	237,653
		4,662,222
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	20,275	913,389
Halliburton Co.	35,443	793,923
Schlumberger NV	60,703	2,051,761
		3,759,073
Entertainment — 1.0%
Electronic Arts, Inc.	5,225	796,760
Walt Disney Co. (The)	73,858	8,797,227
Warner Bros Discovery, Inc., Class A(a)	92,184	1,214,063
		10,808,050
Financial Services — 4.2%
Apollo Global Management, Inc.	10,522	1,529,057
Berkshire Hathaway, Inc., Class B(a)	75,153	35,463,198
Block, Inc., Class A(a)	9,246	714,346
Corpay, Inc.(a)	914	295,268
Equitable Holdings, Inc.	11,535	592,322
Fidelity National Information Services, Inc.	7,002	556,029
Fiserv, Inc.(a)	11,467	1,593,225
Global Payments, Inc.	10,054	803,817
PayPal Holdings, Inc.(a)(b)	40,013	2,751,294
		44,298,556
Food Products — 1.0%
Archer-Daniels-Midland Co.	18,440	999,079
Conagra Brands, Inc.	19,405	354,335
General Mills, Inc.	22,445	1,099,356
Hershey Co. (The)	3,952	735,586
Hormel Foods Corp.	11,782	330,956
J M Smucker Co. (The)	4,265	457,805
Kellanova	11,220	895,693
Kraft Heinz Co. (The)	35,402	972,139
McCormick & Co., Inc., NVS	5,065	357,741
Mondelez International, Inc., Class A	52,910	3,422,748
Pilgrim’s Pride Corp.	1,686	79,900
Tyson Foods, Inc., Class A	11,251	588,427
		10,293,765
Gas Utilities — 0.0%
Atmos Energy Corp.	3,375	526,230
Ground Transportation — 0.9%
CSX Corp.	76,735	2,727,162
JB Hunt Transport Services, Inc.	1,473	212,186
Norfolk Southern Corp.	3,638	1,011,364
Union Pacific Corp.	24,420	5,420,507
		9,371,219
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	32,826	4,142,313

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Align Technology, Inc.(a)	1,460	$ 188,355
Baxter International, Inc.	21,186	461,007
Becton Dickinson & Co.	11,741	2,092,833
Cooper Cos., Inc. (The)(a)	2,320	164,001
GE HealthCare Technologies, Inc.	11,092	791,081
Hologic, Inc.(a)	9,111	608,797
Medtronic PLC	52,373	4,726,140
Solventum Corp.(a)	5,629	401,685
Stryker Corp.	5,942	2,333,602
Zimmer Biomet Holdings, Inc.	8,209	752,355
		16,662,169
Health Care Providers & Services — 2.5%
Cardinal Health, Inc.	4,209	653,321
Centene Corp.(a)	19,404	505,862
Cigna Group (The)	10,800	2,887,704
CVS Health Corp.	51,325	3,187,282
Elevance Health, Inc.	9,208	2,606,601
HCA Healthcare, Inc.	7,139	2,527,135
Humana, Inc.	4,888	1,221,365
Labcorp Holdings, Inc.	3,445	895,976
McKesson Corp.	1,891	1,311,484
Molina Healthcare, Inc.(a)	990	156,291
Quest Diagnostics, Inc.	4,566	764,394
Tenet Healthcare Corp.(a)	2,519	406,264
UnitedHealth Group, Inc.	37,150	9,271,154
		26,394,833
Health Care REITs — 0.0%
Alexandria Real Estate Equities, Inc.	3,765	287,759
Healthpeak Properties, Inc.	16,229	274,919
		562,678
Hotels, Restaurants & Leisure — 1.3%
Airbnb, Inc., Class A(a)	5,960	789,164
Carnival Corp.(a)	44,313	1,319,198
Darden Restaurants, Inc.	1,915	386,198
Expedia Group, Inc.	2,655	478,484
Las Vegas Sands Corp.	6,369	333,736
Marriott International, Inc., Class A	6,052	1,596,699
McDonald’s Corp.	19,754	5,927,583
Starbucks Corp.	31,697	2,826,104
		13,657,166
Household Durables — 0.4%
DR Horton, Inc.	11,290	1,612,663
Garmin Ltd.	1,726	377,580
Lennar Corp., Class A	9,271	1,040,021
Lennar Corp., Class B	365	39,121
NVR, Inc.(a)	66	498,266
PulteGroup, Inc.	4,609	520,448
		4,088,099
Household Products — 1.6%
Clorox Co. (The)	1,275	160,089
Colgate-Palmolive Co.	16,493	1,382,938
Kimberly-Clark Corp.	8,888	1,107,623
Procter & Gamble Co. (The)	95,799	14,414,875
		17,065,525
Industrial Conglomerates — 0.9%
3M Co.	21,976	3,279,259
Honeywell International, Inc.	26,313	5,850,695
		9,129,954
Security	Shares	Value
Industrial REITs — 0.4%
Prologis, Inc.	37,733	$ 4,029,130
Insurance — 2.8%
Aflac, Inc.	20,211	2,008,165
Allstate Corp. (The)	5,032	1,022,754
American International Group, Inc.	13,719	1,065,006
Aon PLC, Class A	3,949	1,404,699
Arch Capital Group Ltd.	15,262	1,313,448
Arthur J. Gallagher & Co.	2,797	803,438
Chubb Ltd.	15,215	4,047,798
Cincinnati Financial Corp.	6,372	939,934
Everest Group Ltd.	1,762	591,680
Fidelity National Financial, Inc., Class A	10,475	591,104
Hartford Insurance Group, Inc. (The)	11,500	1,430,485
Loews Corp.	4,026	364,514
Markel Group, Inc.(a)	192	385,592
Marsh & McLennan Cos., Inc.	11,623	2,315,301
MetLife, Inc.	23,379	1,775,635
Principal Financial Group, Inc.	9,108	708,876
Progressive Corp. (The)	7,354	1,779,962
Prudential Financial, Inc.	14,465	1,498,285
Reinsurance Group of America, Inc.	2,673	514,419
RenaissanceRe Holdings Ltd.	1,908	465,056
Travelers Cos., Inc. (The)	9,309	2,422,574
Unum Group	6,517	467,986
W. R. Berkley Corp.	4,776	328,636
Willis Towers Watson PLC	2,052	648,042
		28,893,389
Interactive Media & Services — 7.3%
Alphabet, Inc., Class A	238,308	45,731,305
Alphabet, Inc., Class C, NVS	152,302	29,372,964
Pinterest, Inc., Class A(a)	13,226	510,523
Reddit, Inc., Class A(a)(b)	1,724	276,857
Snap, Inc., Class A, NVS(a)(b)	19,711	185,875
		76,077,524
IT Services — 1.6%
Accenture PLC, Class A	17,579	4,695,351
Akamai Technologies, Inc.(a)	6,113	466,483
Cognizant Technology Solutions Corp., Class A	20,187	1,448,619
CoreWeave, Inc., Class A(a)(b)	687	78,407
International Business Machines Corp.	37,777	9,563,248
Twilio, Inc., Class A(a)(b)	1,871	241,359
		16,493,467
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	7,234	830,535
Danaher Corp.	26,107	5,147,256
Illumina, Inc.(a)	6,398	657,139
IQVIA Holdings, Inc.(a)	4,836	898,819
Mettler-Toledo International, Inc.(a)	360	444,125
Revvity, Inc.(b)	3,013	264,843
Thermo Fisher Scientific, Inc.	15,416	7,209,755
West Pharmaceutical Services, Inc.	1,198	286,633
		15,739,105
Machinery — 2.2%
Caterpillar, Inc.	14,109	6,180,024
CNH Industrial NV	36,590	474,206
Cummins, Inc.	2,984	1,096,978
Deere & Co.	10,186	5,341,233
Dover Corp.	2,059	372,967
Fortive Corp.	7,015	336,229
IDEX Corp.	1,351	220,902

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Illinois Tool Works, Inc.	12,022	$ 3,077,271
Ingersoll Rand, Inc.	5,589	472,997
Otis Worldwide Corp.	5,414	463,926
PACCAR, Inc.	21,027	2,076,627
Parker-Hannifin Corp.	3,204	2,345,008
Pentair PLC	1,892	193,362
Snap-on, Inc.	1,413	453,842
		23,105,572
Media — 0.7%
Charter Communications, Inc., Class A(a)	3,932	1,059,123
Comcast Corp., Class A	152,116	5,054,815
Fox Corp., Class A, NVS	4,778	266,421
Fox Corp., Class B	3,033	155,108
Omnicom Group, Inc.	8,094	583,173
		7,118,640
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	17,624	709,190
Newmont Corp.	45,405	2,819,651
Nucor Corp.	9,449	1,351,868
Reliance, Inc.	1,241	360,051
Southern Copper Corp.	3,632	341,989
Steel Dynamics, Inc.	2,817	359,337
		5,942,086
Multi-Utilities — 1.0%
Ameren Corp.	6,509	658,255
CenterPoint Energy, Inc.	14,527	563,938
CMS Energy Corp.	7,301	538,814
Consolidated Edison, Inc.	14,464	1,497,024
Dominion Energy, Inc.	16,400	958,580
DTE Energy Co.	8,383	1,160,291
NiSource, Inc.	19,225	816,102
Public Service Enterprise Group, Inc.	12,380	1,111,600
Sempra	26,656	2,177,262
WEC Energy Group, Inc.	7,374	804,356
		10,286,222
Oil, Gas & Consumable Fuels — 5.7%
Cheniere Energy, Inc.	9,153	2,159,010
Chevron Corp.	78,004	11,828,527
ConocoPhillips	51,904	4,948,527
Coterra Energy, Inc.	31,178	760,431
Devon Energy Corp.	25,183	836,579
Diamondback Energy, Inc.	7,709	1,146,020
EOG Resources, Inc.	22,473	2,697,210
EQT Corp.	12,486	671,123
Expand Energy Corp.	4,641	486,284
Exxon Mobil Corp.	177,099	19,771,332
Kinder Morgan, Inc.	80,294	2,253,050
Marathon Petroleum Corp.	12,763	2,172,135
Occidental Petroleum Corp.	26,860	1,180,228
ONEOK, Inc.	25,376	2,083,623
Phillips 66	16,624	2,054,394
Valero Energy Corp.	12,843	1,763,472
Williams Cos., Inc. (The)	49,598	2,973,400
		59,785,345
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	26,696	1,420,494
Southwest Airlines Co.	5,694	176,115
United Airlines Holdings, Inc.(a)	13,296	1,174,170
		2,770,779
Security	Shares	Value
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	6,427	$ 599,896
Kenvue, Inc.	70,971	1,521,618
		2,121,514
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	83,095	3,598,844
Johnson & Johnson	98,350	16,202,179
Merck & Co., Inc.	103,528	8,087,607
Pfizer, Inc.	231,490	5,391,402
Royalty Pharma PLC, Class A	14,282	525,578
Zoetis, Inc., Class A	8,881	1,294,761
		35,100,371
Professional Services — 0.4%
Automatic Data Processing, Inc.	6,645	2,056,627
Jacobs Solutions, Inc.	2,826	400,925
Leidos Holdings, Inc.	2,812	448,936
Paychex, Inc.	4,211	607,774
SS&C Technologies Holdings, Inc.	8,888	759,746
		4,274,008
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	4,126	642,583
Residential REITs — 0.3%
American Homes 4 Rent, Class A	5,099	176,884
AvalonBay Communities, Inc.	2,787	519,162
Camden Property Trust	2,692	293,966
Equity LifeStyle Properties, Inc.	3,122	187,070
Equity Residential	7,135	450,932
Essex Property Trust, Inc.	1,165	303,110
Invitation Homes, Inc.	9,625	295,006
Mid-America Apartment Communities, Inc.	2,601	370,461
Sun Communities, Inc.	2,829	350,881
UDR, Inc.	6,964	273,616
		3,221,088
Retail REITs — 0.3%
Kimco Realty Corp.	28,123	597,051
Realty Income Corp.	9,212	517,070
Regency Centers Corp.	4,112	293,597
Simon Property Group, Inc.	13,269	2,173,329
		3,581,047
Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices, Inc.	20,266	4,552,352
Applied Materials, Inc.	22,580	4,065,755
First Solar, Inc.(a)	4,143	723,906
Intel Corp.	178,130	3,526,974
Lam Research Corp.	22,968	2,178,285
Microchip Technology, Inc.	22,156	1,497,524
Micron Technology, Inc.	45,229	4,936,293
NXP Semiconductors NV	5,038	1,076,973
ON Semiconductor Corp.(a)	9,153	515,863
QUALCOMM, Inc.	45,230	6,637,955
Teradyne, Inc.	2,303	247,411
Texas Instruments, Inc.	37,265	6,747,201
		36,706,492
Software — 1.6%
Adobe, Inc.(a)	6,556	2,345,015
Gen Digital, Inc.	14,722	434,152
MicroStrategy, Inc., Class A(a)(b)	10,495	4,217,521
Oracle Corp.	19,497	4,947,754

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Salesforce, Inc.	16,668	$ 4,305,844
Zoom Communications, Inc., Class A(a)	9,880	731,614
		16,981,900
Specialized REITs — 1.1%
American Tower Corp.	19,036	3,966,912
Crown Castle, Inc.	4,732	497,286
Digital Realty Trust, Inc.	6,490	1,145,096
Equinix, Inc.	1,010	793,022
Extra Space Storage, Inc.	4,334	582,316
Gaming & Leisure Properties, Inc.	10,722	488,709
Iron Mountain, Inc.	4,344	422,932
Public Storage	3,832	1,042,074
VICI Properties, Inc.	43,196	1,408,189
Weyerhaeuser Co.	28,539	714,902
		11,061,438
Specialty Retail — 2.5%
Best Buy Co., Inc.	7,937	516,381
Home Depot, Inc. (The)	40,541	14,899,223
Lowe’s Cos., Inc.	22,870	5,113,046
O’Reilly Automotive, Inc.(a)	13,151	1,293,006
TJX Cos., Inc. (The)	23,992	2,987,724
Ulta Beauty, Inc.(a)	1,041	536,125
Williams-Sonoma, Inc.	2,559	478,661
		25,824,166
Technology Hardware, Storage & Peripherals — 6.7%
Apple Inc.	307,664	63,861,816
Dell Technologies, Inc., Class C	12,086	1,603,691
Hewlett Packard Enterprise Co.	53,438	1,105,632
HP, Inc.	38,706	959,909
NetApp, Inc.	4,450	463,379
Seagate Technology Holdings PLC	8,293	1,302,084
Western Digital Corp.	14,178	1,115,667
		70,412,178
Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica, Inc.(a)	1,456	291,972
NIKE, Inc., Class B	47,566	3,552,705
Tapestry, Inc.	3,410	368,382
		4,213,059
Security	Shares	Value
Tobacco — 1.0%
Altria Group, Inc.	69,215	$ 4,287,177
Philip Morris International, Inc.	35,113	5,760,288
		10,047,465
Trading Companies & Distributors — 0.2%
Ferguson Enterprises, Inc.	5,481	1,224,072
United Rentals, Inc.	834	736,372
		1,960,444
Water Utilities — 0.0%
American Water Works Co., Inc.	3,077	431,518
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	18,928	4,512,624
Total Long-Term Investments — 99.8% (Cost: $859,780,514)		1,043,354,918
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(c)(d)(e)	1,148,217	1,148,676
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	1,399,721	1,399,721
Total Short-Term Securities — 0.2% (Cost: $2,548,074)		2,548,397
Total Investments — 100.0% (Cost: $862,328,588)		1,045,903,315
Other Assets Less Liabilities — 0.0%		5,309
Net Assets — 100.0%		$ 1,045,908,624

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar Value ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,594,808	$ —	$ (446,192)(a)	$ 407	$ (347)	$ 1,148,676	1,148,217	$ 13,180 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,189,375	210,346 (a)	—	—	—	1,399,721	1,399,721	17,797	—
BlackRock, Inc.	5,576,986	593,780	(999,749)	77,355	1,029,341	6,277,713	5,676	31,281	—
				$ 77,762	$ 1,028,994	$ 8,826,110		$ 62,258	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index	23	09/19/25	$ 2,218	$ (11,144)
E-Mini S&P Communication Services Select Sector Index	1	09/19/25	141	1,410
				$ (9,734)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar Value ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,043,354,918	$ —	$ —	$ 1,043,354,918
Short-Term Securities
Money Market Funds	2,548,397	—	—	2,548,397
	$ 1,045,903,315	$ —	$ —	$ 1,045,903,315
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,410	$ —	$ —	$ 1,410
Liabilities
Equity Contracts	(11,144)	—	—	(11,144)
	$ (9,734)	$ —	$ —	$ (9,734)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust